Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,401	$ 2,094
Marketable securities – InterCure Ltd.	605	1,627
Prepaid expenses and other current assets	40	85
Total current assets	2,046	3,806
NON-CURRENT ASSETS:
Intangible assets	380	380
Total, Non-current assets	380	380
Total assets	2,426	4,186
CURRENT LIABILITIES:
Accounts payable	206	187
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2023 and 2022 - 1,450,000,000; Issued and outstanding - December 31, 2023 and 2022 - 544,906,149.	14,120	14,120
Additional paid in capital	146,326	146,326
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(158,246)	(156,467)
Total equity	2,220	3,999
Total liabilities and equity	$ 2,426	$ 4,186